Organization and Description of Business (Details) - shares		12 Months Ended
	Dec. 27, 2023	Dec. 31, 2024
Organization and Description of Business [Line Items]
Date of incorporation		Apr. 10, 2007
Selling shareholders aggregate shares	568,226,628
Highest Performances Holdings Inc. [Member]
Organization and Description of Business [Line Items]
Selling shareholders aggregate shares	284,113,314
Percentage of equity interests	50.07%